PREPAID EXPENSES AND OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2015
PREPAID EXPENSES AND OTHER CURRENT ASSETS.
PREPAID EXPENSES AND OTHER CURRENT ASSETS

4. PREPAID EXPENSES AND OTHER CURRENT ASSETS

Prepaid expenses and other current assets consist of the following:

	As of December 31,
	2014	2015
Prepaid insurance expense	62,841,073	65,753,529
Staff advances	8,884,810	9,984,229
Rental deposits	6,566,555	7,638,632
Prepaid gasoline and repair supplies	9,966,963	14,081,872
Receivables from disposal of vehicles	22,715,893	20,366,352
Value-added taxes deductible	56,202,330	166,328,043
Prepaid rental expenses	6,096,504	8,479,708
Net investment in direct financing leases, current portion	11,905,315	63,927,894
Others	10,426,290	21,284,711

Total	195,605,733	377,844,970